united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 04/30

Date of reporting period: 7/31/17

Item 1. Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 84.32%
	EQUITY FUNDS - 84.32%
169,005	Goldman Sachs ActiveBeta U.S. Large Cap Equity *	$ 8,279,555
371,550	iShares Core S&P Mid-Cap ETF	65,203,309
765,111	iShares Core S&P Small-Cap ETF	54,177,510
249,224	iShares Morningstar Mid-Cap ETF*+	42,608,581
316,256	iShares S&P 500 Growth ETF *	44,408,667
337,759	iShares S&P 500 Value ETF*	35,944,313
308,590	Powershares QQQ Trust Series 1*	44,199,346
404,170	PowerShares S&P MidCap Low Volatility Portfolio*	17,714,771
554,759	Schwab U.S. Large-Cap Value ETF	28,220,590
258,564	SPDR SSGA US Small Cap Low Volatility Index ETF +	24,063,259
192,595	Vanguard S&P 500 ETF	43,649,731
321,930	Vanguard S&P 500 Growth ETF *	40,563,180
159,735	Vanguard Value ETF*	15,662,017
	TOTAL EXCHANGE TRADED FUNDS (Cost - $419,832,732)	464,694,829

	MUTUAL FUNDS - 15.52%
	EQUITY FUNDS - 15.52%
3,039,217	DoubleLine Shiller Enhanced CAPE - Institutional Class	47,107,870
1,472,607	JPMorgan Disciplined Equity Fund - Institutional Class	38,449,781
	TOTAL MUTUAL FUNDS (Cost - $74,491,188)	85,557,651

	SHORT-TERM INVESTMENTS - 8.10%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 7.29%
40,200,000	Milestone Treasury Obligations Portfolio - Institutional Class, 0.80%** (a)	40,200,000

	MONEY MARKET FUND - 0.81%
4,448,971	Milestone Treasury Obligations Portfolio - Institutional Class, 0.80%** (a)	4,448,971

	TOTAL SHORT-TERM INVESTMENTS (Cost - $44,648,971)	44,648,971

	TOTAL INVESTMENTS - 107.94% (Cost - $538,972,891) (b)	$ 594,901,451
	OTHER ASSETS AND LIABILITIES - NET - (7.94)%	(43,770,575)
	TOTAL NET ASSETS - 100.00%	$ 551,130,876

ETF - Exchange Traded Fund
+ Affiliated Company - Pacific Financial Core Equity Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.
* All or a portion of the security is on loan. Total loaned securities had a value of $8,734,435 at July 31, 2017.
** Money market fund; interest rate reflects seven day effective yield on July 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $538,977,115 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 55,924,336
	Unrealized depreciation	-
	Net unrealized appreciation	$ 55,924,336

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.90%
	CONSUMER DISCRETIONARY - 16.21%
205,180	Consumer Discretionary Select Sector SPDR Fund	$ 18,745,245
257,966	iShares U.S. Home Construction ETF *	8,737,308
		27,482,553
	CONSUMER STAPLES -11.59%
226,788	Consumer Staples Select Sector SPDR Fund	12,545,912
69,058	iShares Global Consumer Staples ETF	7,109,521
		19,655,433
	ENERGY - 5.11%
37,167	Energy Select Sector SPDR Fund*	2,476,066
243,605	First Trust North American Energy Infrastructure Fund*	6,192,439
		8,668,505
	FINANCIAL SERVICES - 16.81%
448,639	Vanguard Financials ETF *	28,506,522

	HEALTHCARE - 14.67%
217,289	Health Care Select Sector SPDR Fund	17,359,218
45,742	iShares U.S. Medical Devices ETF *	7,522,729
		24,881,947
	INDUSTRIALS - 5.53%
63,144	Industrial Select Sector SPDR Fund	4,313,367
59,533	iShares Global Industrials ETF *	5,067,449
		9,380,816
	LARGE CAP GROWTH & INCOME - 2.02%
15,077	Vanguard S&P 500 ETF	3,417,051

	TECHNOLOGY - 27.96%
71,405	Guggenheim S&P 500 Equal Weight Technology ETF *	9,243,377
259,941	ROBO Global Robotics and Automation Index ETF	9,430,660
502,728	Technology Select Sector SPDR Fund	28,735,933
		47,409,970

	TOTAL EXCHANGE TRADED FUNDS (Cost - $151,983,622)	169,402,797

	SHORT-TERM INVESTMENTS - 15.93%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 15.48%
255,092	Dreyfus Government Cash Management - Institutional Class, 0.91%**	255,092
26,000,000	Milestone Treasury Obligations Portfolio - Institutional Class, 0.80%** (a)	26,000,000
		26,255,092
	MONEY MARKET FUND - 0.45%
757,737	Milestone Treasury Obligations Portfolio - Institutional Class, 0.80%** (a)	757,737

	TOTAL SHORT-TERM INVESTMENTS (Cost - $27,012,829)	27,012,829

	TOTAL INVESTMENTS - 115.83% (Cost - $178,996,451) (b)	$ 196,415,626
	OTHER ASSETS AND LIABILITIES - NET - (15.83)%	(26,837,266)
	TOTAL NET ASSETS - 100.00%	$ 169,578,360

ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $26,662,927 at July 31, 2017.
** Money market fund; interest rate reflects seven day effective yield on July 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $178,996,451 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 17,787,016
	Unrealized depreciation	(367,841)
	Net unrealized appreciation	$ 17,419,175

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUND - 10.38%
	EQUITY FUNDS - 10.38%
239,865	First Trust Europe AlphaDEX Fund * (Cost - $8,074,877)	$ 8,685,512

	MUTUAL FUNDS - 87.71%
	EQUITY FUNDS - 87.71%
1,099,511	Brown Advisory - WMC Strategic European Equity Fund - Institutional Class	13,523,988
304,331	Calvert Emerging Markets Equity Fund - Class I	4,799,301
265,042	FMI International Fund - Investor Class	8,746,378
306,292	JOHCM International Select Fund - Institutional Class	6,542,395
431,222	Matthews Japan Fund - Institutional Class	9,547,247
284,397	MFS International Value Fund - Retail Class	11,714,305
418,377	Oberweis International Opportunities Fund - Retail Class	10,484,532
258,938	Thornburg Global Opportunities Fund - Institutional Class	8,029,682
	TOTAL MUTUAL FUNDS (Cost - $63,617,832)	73,387,828

	SHORT-TERM INVESTMENTS - 4.03%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.32%
1,106,280	Dreyfus Government Cash Management - Institutional Class, 0.91%**	1,106,280

	MONEY MARKET FUND - 2.71%
2,270,309	Milestone Treasury Obligations Portfolio - Institutional Class, 0.80%** (a)	2,270,309

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,376,589)	3,376,589

	TOTAL INVESTMENTS - 102.12% (Cost - $75,069,298) (b)	$ 85,449,929
	OTHER ASSETS AND LIABILITIES - NET - (2.12)%	(1,776,483)
	TOTAL NET ASSETS - 100.00%	$ 83,673,446

* All or a portion of the security is on loan. Total loaned securities had a value of $1,078,194 at July 31, 2017.
** Money market fund; interest rate reflects seven day effective yield on July 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $75,070,079 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 10,379,850
	Unrealized depreciation	-
	Net unrealized appreciation	$ 10,379,850

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 6.83%
	DEBT FUNDS - 6.83%
29,356	iShares Edge U.S. Fixed Income Balanced Risk ETF	$ 2,964,369
96,966	PowerShares Global Short Term High Yield Bond	2,356,274
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,326,241)	5,320,643

	MUTUAL FUNDS - 92.89%
	ASSET ALLOCATION FUND - 9.71%
687,257	Touchstone Flexible Income Fund - Institutional Class	7,566,695

	DEBT FUNDS - 83.18%
543,197	BlackRock Total Return Fund - Institutional Class	6,393,433
952,884	DoubleLine Total Return Bond Fund - Institutional Class	10,195,858
204,661	Guggenheim Floating Rate Strategies Fund - Institutional Class	5,345,744
370,749	Guggenheim- Total Return Bond Fund - Institutional Class	10,002,806
663,020	JPMorgan Mortgage-Backed Securities Fund - Institutional Class	7,458,971
895,426	PIMCO Income Fund - Institutional Class	11,076,423
550,007	PIMCO Mortgage Opportunities Fund - Institutional Class	6,110,573
822,633	TCW Total Return Bond Fund - Retail Class	8,209,879
		64,793,687

	TOTAL MUTUAL FUNDS (Cost - $71,998,473)	72,360,382

	SHORT-TERM INVESTMENT - 0.54%
	MONEY MARKET FUND - 0.54%
420,204	Milestone Treasury Obligations Portfolio - Institutional Class, 0.80%* (a) (Cost -$420,204)	420,204

	TOTAL INVESTMENTS - 100.26% (Cost - $77,744,918) (b)	$ 78,101,229
	OTHER ASSETS AND LIABILITIES - NET - (0.26)%	(203,147)
	TOTAL NET ASSETS - 100.00%	$ 77,898,082

ETF - Exchange Traded Fund
*Money market fund; interest rate reflects seven day effective yield on July 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $77,893,828 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 754,375
	Unrealized depreciation	(546,974)
	Net unrealized appreciation	$ 207,401

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2017

Shares	Description	Value
	MUTUAL FUNDS - 98.21%
	ASSET ALLOCATION FUND - 10.09%
899,707	Gabelli ABC Fund - Advisor Class	$ 9,213,004

	DEBT FUNDS - 57.88%
406,786	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	5,804,830
689,638	Performance Trust Strategic Bond Fund - Retail Class	15,627,200
1,396,445	PIMCO Mortgage Opportunities Fund - Institutional Class	15,514,502
927,569	Semper MBS Total Return Fund - Institutional Class	9,934,262
594,768	Zeo Strategic Income Fund - Class I	5,941,731
		52,822,525
	EQUITY FUNDS - 30.24%
454,450	American Century Market Neutral Value Fund - Institutional Class	4,867,160
540,798	AQR Long-Short Equity Fund - Institutional Class	7,609,026
1,144,705	Calamos Market Neutral Income Fund - Institutional Class	15,121,560
		27,597,746

	TOTAL MUTUAL FUNDS (Cost - $88,525,730)	89,633,275

	SHORT-TERM INVESTMENTS - 1.83%
	MONEY MARKET FUND - 1.83%
1,666,019	Milestone Treasury Obligations Portfolio - Institutional Class, 0.80%** (a) (Cost - $1,666,019)	1,666,019

	TOTAL INVESTMENTS - 100.04% (Cost - $90,191,749) (b)	$ 91,299,294
	OTHER ASSETS AND LIABILITIES - NET - (0.04)%	(38,063)
	TOTAL NET ASSETS - 100.00%	$ 91,261,231

** Money market fund; interest rate reflects seven day effective yield on July 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $90,200,129 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,400,740
	Unrealized depreciation	(301,575)
	Net unrealized appreciation	$ 1,099,165

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2017

Shares	Description	Value
	MUTUAL FUNDS - 99.60%
	ASSET ALLOCATION FUND - 8.83%
94,288	Eventide Multi-Asset Income Fund - Class I	$ 1,051,316

	DEBT FUNDS - 21.76%
16,500	New Covenant Income Fund - Retail Class	383,967
212,474	Praxis Impact Bond Fund - Institutional Class	2,205,479
		2,589,446
	EQUITY FUNDS - 69.01%
27,917	Ave Maria Rising Dividend Fund - Retail Class	494,135
168,639	GuideStone Defensive Market Strategies Fund - Investor Class	2,134,977
53,677	GuideStone Funds - Equity Index Fund - Investor Class	1,463,763
56,487	Praxis Growth Index Fund - Institutional Class	1,238,194
101,483	Praxis Value Index Fund - Institutional Class	1,367,990
13,204	Steward Global Equity Income Fund - Institutional Class	429,005
68,371	Steward Small-Mid Cap Enhanced Fund - Institutional Class	1,086,409
		8,214,473

	TOTAL MUTUAL FUNDS (Cost - $10,839,193)	11,855,235

	TOTAL INVESTMENTS - 99.60% - (Cost - $10,839,193) (a)	$ 11,855,235
	OTHER ASSETS AND LIABILITIES - NET - 0.40%	47,250
	TOTAL NET ASSETS - 100.00%	$ 11,902,485

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,879,617 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 977,294
	Unrealized depreciation	(1,676)
	Net unrealized appreciation	$ 975,618

PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 14.42%
	EQUITY FUNDS - 14.42%
287,926	Vanguard S&P 500 ETF (Cost - $59,199,545)	$ 65,255,549

	MUTUAL FUNDS - 85.55%
	ASSET ALLOCATION - 72.93%
2,710,618	American Balanced Fund - F-2 Class	72,237,976
1,795,650	Columbia Balanced Fund - R-5 Class	72,382,665
785,783	Fidelity Puritan Fund - Retail Class	17,797,976
983,597	Transamerica Multi-Managed Balanced Fund - Institutional Class	26,871,869
2,429,353	Vanguard Balanced Index Fund - Institutional Class	80,630,235
1,262,830	Vanguard Tax-Managed Balanced Fund - Admiral Class	37,430,273
718,053	Wells Fargo Index Asset Allocation Fund - Administrator Class	22,719,207
		330,070,201
	DEBT FUND - 7.28%
3,080,378	DoubleLine Total Return Bond Fund - Institutional Class	32,960,040

	EQUITY FUND - 5.34%
1,908,437	GuideStone Defensive Market Strategies Fund - Investor Class	24,160,819

	TOTAL MUTUAL FUNDS (Cost - $360,346,107)	387,191,060

	SHORT-TERM INVESTMENTS - 0.40%
	MONEY MARKET FUND - 0.40%
1,827,516	Milestone Treasury Obligations Portfolio - Institutional Class, 0.80% ** (a) (Cost - $1,827,516)	1,827,516

	TOTAL INVESTMENTS - 100.37% (Cost - $421,373,168) (b)	$ 454,274,125
	OTHER ASSETS AND LIABILITIES - NET - (0.37)%	(1,671,997)
	TOTAL NET ASSETS - 100.00%	$ 452,602,128

** Money market fund; interest rate reflects seven day effective yield on July 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $421,397,585 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 32,876,540
	Unrealized depreciation	-
	Net unrealized apppreciation	$ 32,876,540

PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		July 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUND - 8.38%
	EQUITY FUND - 8.38%
255,575	iShares Edge MSCI Min Vol USA ETF (Cost - $11,622,947)	$ 12,758,304

	MUTUAL FUNDS - 90.15%
	ALTERNATIVE FUNDS - 18.64%
1,736,298	AQR Equity Market Neutral Fund - Institutional Class	21,182,835
677,375	Vivaldi Merger Arbitrage Fund - Institutional Class	7,214,046
		28,396,881
	DEBT FUNDS - 23.86%
1,532,595	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	21,870,130
554,270	Guggenheim Floating Rate Strategies Fund - Institutional Class	14,477,534
		36,347,664
	EQUITY FUNDS - 47.65%
1,382,658	AQR Large Cap Defensive Style Fund - Institutional Class	24,832,539
1,761,631	AQR Long-Short Equity Fund - Institutional Class	24,786,145
821,247	Fidelity Real Estate Income Fund - Institutional Class	10,134,190
776,149	Lazard Global Listed Infrastructure Portfolio - Institutional Class	12,829,746
		72,582,620

	TOTAL MUTUAL FUNDS (Cost - $128,844,706)	137,327,165

	SHORT-TERM INVESTMENT - 1.69%
	MONEY MARKET FUND - 1.69%
2,576,066	Milestone Treasury Obligations Portfolio - Institutional Class, 0.80% ** (a) (Cost - $2,576,066)	2,576,066

	TOTAL INVESTMENTS - 100.22% (Cost - $143,043,719) (b)	$ 152,661,535
	OTHER ASSETS AND LIABILITIES - NET - (0.22)%	(336,253)
	TOTAL NET ASSETS - 100.00%	$ 152,325,282

** Money market fund; interest rate reflects seven day effective yield on July 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $143,043,719 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 9,617,816
	Unrealized depreciation	-
	Net unrealized appreciation	$ 9,617,816

Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period.  Acutal results could differ from those estimates.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2017 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 464,694,829	$ -	$ -	$ 464,694,829
Mutual Funds	85,557,651	-	-	85,557,651
Short-Term Investments	44,648,971	-	-	44,648,971
Total	$ 594,901,451	$ -	$ -	$ 594,901,451

Pacific Financial Explorer Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 169,402,797	$ -	$ -	$ 169,402,797
Short-Term Investments	27,012,829	-	-	27,012,829
Total	$ 196,415,626	$ -	$ -	$ 196,415,626

Pacific Financial International Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,685,512	$ -	$ -	$ 8,685,512
Mutual Funds	73,387,828	-	-	73,387,828
Short-Term Investments	3,376,589	-	-	3,376,589
Total	$ 85,449,929	$ -	$ -	$ 85,449,929

Pacific Financial Strategic Conservative Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 5,320,643	$ -	$ -	$ 5,320,643
Mutual Funds	72,360,382	-	-	72,360,382
Short-Term Investments	420,204	-	-	420,204
Total	$ 78,101,229	$ -	$ -	$ 78,101,229

Pacific Financial Tactical Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 89,633,275	$ -	$ -	$ 89,633,275
Short-Term Investments	1,666,019	-	-	1,666,019
Total	$ 91,299,294	$ -	$ -	$ 91,299,294

Pacific Financial Faith & Values Based Moderate Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 11,855,235	$ -	$ -	$ 11,855,235
Total	$ 11,855,235	$ -	$ -	$ 11,855,235

Pacific Financial Dynamic Allocation Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 65,255,549	$ -	$ -	$ 65,255,549
Mutual Funds	387,191,060	-	-	387,191,060
Short-Term Investments	1,827,516	-	-	1,827,516
Total	$ 454,274,125	$ -	$ -	$ 454,274,125

Pacific Financial Flexible Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,758,304	$ -	$ -	$ 12,758,304
Mutual Funds	137,327,165	-	-	137,327,165
Short-Term Investments	2,576,066	-	-	2,576,066
Total	$ 152,661,535	$ -	$ -	$ 152,661,535

* Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the period. There were no transfers between levels during the period presented It is the Funds’ policy to record transfers between levels at the end of the reporting period.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending - The Core Equity Fund, Explorer Fund, International Fund, Strategic Conservative Fund, and Tactical Fund have entered into a securities lending arrangement with The Bank of New York Mellon Corporation (the “Borrower”).  Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower.  In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Funds’ Portfolio of Investments.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Portfolio. The Milestone Treasury Obligations Portfolio is managed by CLS Investments, LLC, an affiliate of the Administrator. The Funds receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 9/28/2017

By (Signature and Title)

*/s/ James Colantino

James Colantino, Principal Financial Officer

Date 9/28/2017